4A. ACQUISITION OF DOLPHIN FILMS, INC. (Tables)	12 Months Ended
Dec. 31, 2016
Acquisition Of Dolphin Films Inc.Tables Abstract
Pro forma information

The following table presents the Company’s previously reported Consolidated Balance Sheet, retrospectively adjusted for the acquisition of Dolphin Films:

	As of December 31, 2015 (unaudited)
	Dolphin Digital Media, Inc.*	Dolphin Films, Inc.	Acquisition Adjustments	Consolidated Balance Sheets as currently reported
ASSETS
Current
Cash and cash equivalents	$2,259,504	$133,181	—	$2,392,685
Related party receivable	—	453,529	—	453,529
Prepaid Expenses	10,018	62,500	—	72,518
Receivables and other current assets	560,112	2,267,019	—	2,827,131
Total Current Assets	2,829,634	2,916,229	—	5,745,863

Capitalized production costs	2,439	15,168,329	—	15,170,768
Property and equipment	55,413	—	—	55,413
Deposits	41,291	355,778	—	397,069
Total Assets	$2,928,777	$18,440,336	—	$21,369,113

LIABILITIES
Current
Accounts payable	$479,799	$1,590,746	—	$2,070,545
Other current liabilities	2,669,456	314,864	—	2,984,320
Accrued compensation	2,065,000	—	—	2,065,000
Debt	5,145,000	32,186,008	—	37,331,008
Loan from related party	—	2,917,523	—	2,917,523
Deferred revenue	—	1,418,368	—	1,418,368
Notes payable	300,000	—	—	300,000
Total Current Liabilities	10,659,255	38,427,509	—	49,086,764

Noncurrent
Convertible note payable	3,164,000	—	—	3,164,000
Loan from related party	1,982,267	—	—	1,982,267
Total Noncurrent Liabilities	5,146,267	—	—	5,146,267
Total Liabilities	15,805,522	38,427,509	—	54,233,031

STOCKHOLDERS’ DEFICIT
Common stock, $0.015 par value, 200,000,000 shares authorized, 2,047,309 issued and outstanding at December 31, 2015	30,710	100	(100)	30,710
Preferred stock, Series A. $0.001 par value, 10,000,000 shares authorized, 1,042,753 shares issued and outstanding, liquidation preference of $1,042,753 at December 31, 2015	1,043	—	—	1,043
Preferred stock, Series B. $0.10 par value, 4,000,000 shares authorized, 3,300,000 shares issued and outstanding at December 31, 2015	—	—	230,000	230,000
Preferred stock, Series C. $0.001 par value, 1,000,000 shares authorized, 1,000,000 shares issued and outstanding at December 31, 2015	—	—	1,000	1,000
Additional paid in capital	26,741,849	—	(230,900)	26,510,949
Accumulated deficit	(42,628,155)	(19,987,273)	—	(62,615,428)
Total Dolphin Digital Media, Inc. Deficit	(15,854,553)	(19,987,173)	—	(35,841,726)
Non-controlling interest	2,977,808	—	—	2,977,808
Total Stockholders’ Deficit	(12,876,745)	(19,987,173)	—	(32,863,918)
Total Liabilities and Stockholders’ Deficit	$2,928,777	$18,440,336	—	$21,369,113

*Previously reported on Form 10-K filed with the SEC March 31, 2016

The following table presents the Company’s previously reported Consolidated Statement of Operations, retrospectively adjusted for the acquisition of Dolphin Films:

	For the year ended December 31, 2015
	Dolphin Digital Media, Inc.*	Dolphin Films, Inc.	Pro Forma Adjustments	Consolidated Statement of Operations as currently reported
Revenues:
Production	$2,929,518	$101,555		$3,031,073
Membership	69,761	—		69,761
Total Revenue	2,999,279	101,555		3,100,834

Expenses:
Direct costs	2,290,645	296,612		2,587,257
Impairment of deferred production costs	—	213,300		213.300
Selling, general and administrative	2,478,794	341,772	(975,478)	1,845,088
Legal and professional	—	1,417,078	975,478	2,392,556
Payroll	1,435,765	—		1,435,765
Loss before other income (expense)	(3,205,925)	(2,167,207)		(5,373,132)

Other Income (Expense):
Other Income	96,302	—		96,302
Interest expense	(940,398)	(2,619,134)		(3,559,532)
Net Loss	$(4,050,021)	$(4,786,341)		$(8,836,362)

Net income attributable to noncontrolling interest	$17,440	$—		$17,440
Net loss attributable to Dolphin Films, Inc.	—	(4,786,341)		(4,786,341)
Net loss attributable to Dolphin Digital Media, Inc.	(4,067,461)	—		(4,067,461)
Net loss	$(4,050,021)	$(4,786,341)		$(8,836,362)

Basic and Diluted Loss per Share	$(1.98)			$(4.32)
Weighted average number of shares used in share calculation	2,047,309			2,047,309

*Previously reported on Form 10-K filed with the SEC March 31, 2016.

The following table presents the Company’s previously reported Condensed Consolidated Statement of Cash Flows, retrospectively adjusted for the acquisition of Dolphin Films:

	For the year ended December 31, 2015
	Dolphin Digital Media, Inc.*	Dolphin Films, Inc.	Acquisition Adjustments	Consolidated Statement of Cash Flows (as currently reported)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$(4,050,021)	$(4,786,341)	—	$(8,836,362)
Adjustments to reconcile net loss to net cash used in operating activities:				—
Depreciation	24,826	—	—	24,826
Amortization of capitalized production costs	1,642,120	30,000	—	1,672,120
Impairment of capitalized production costs	648,525	213,300	—	861,825
Changes in operating assets and liabilities:			—	—
Prepaid expenses	(7,679)	—	—	(7,679)
Receivables and other current assets	(115,069)	(150,547)	—	(265,616)
Capitalized production costs	(1,599,558)	(1,136,763)	—	(2,736,321)
Accounts Payable	239,063	545,766	—	784,829
Accrued compensation	315,000	—	—	315,000
Other current liabilities	1,121,876	—	—	1,121,876
Net Cash Used in Investing Activities	(1,780,917)	(5,284,585)	—	(7,065,502)

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(2,549)	—	—	(2,549)
Net Cash Used in Investing Activities	(2,549)	—	—	(2,549)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Loan and Security agreements	1,150,000	1,460,000	—	2,610,000
Repayment of loan and security agreements	—	(405,219)	—	(405,219)
Proceeds from production loan	—	440,130	—	440,130
Proceeds from convertible note payable	3,164,000	—	—	3,164,000
Proceeds from note payable with related party	2,797,500	3,785,936	—	6,583,436
Repayment of note payable to related party	(3,267,000)	(57,686)	—	(3,324,686)
Net Cash Provided By Financing Activities	3,844,500	5,223,161	—	9,067,661

NET INCREASE (DECREASE) IN CASH	2,061,034	(61,424)	—	1,999,610
CASH, BEGINNING OF PERIOD	198,470	194,605	—	393,075
CASH, END OF PERIOD	$2,259,504	$133,181	—	$2,392,685

SUPPLEMENTAL DISCLOSURES OF CASH FLOWS INFORMATION:
Interest Paid	234,777	1,401,037	—	1,635,814

SUPPLEMENTAL DISCLOSURES OF NON CASH FLOW INFORMATION:
Refinance of related party debt to third party debt	—	8,774,337	—	8,774,337

*Previously reported on Form 10-K filed with the SEC March 31, 2016.